American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
November 30, 2022

American Century STOXX U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.3%
General Dynamics Corp.	752	189,797
Lockheed Martin Corp.	4,676	2,268,748
Raytheon Technologies Corp.	1,953	192,800
Textron, Inc.	2,667	190,371
		2,841,716
Air Freight and Logistics — 1.1%
FedEx Corp.	6,455	1,176,230
GXO Logistics, Inc.(1)	8,646	405,152
United Parcel Service, Inc., Class B	3,954	750,192
		2,331,574
Airlines — 0.6%
Alaska Air Group, Inc.(1)	4,094	194,219
Delta Air Lines, Inc.(1)	5,501	194,571
Southwest Airlines Co.(1)	4,912	196,038
United Airlines Holdings, Inc.(1)	17,371	767,277
		1,352,105
Auto Components — 0.1%
BorgWarner, Inc.	4,516	191,975
Automobiles — 0.9%
General Motors Co.	33,112	1,343,022
Harley-Davidson, Inc.	4,014	189,180
Thor Industries, Inc.	4,407	379,619
		1,911,821
Banks — 3.8%
Citizens Financial Group, Inc.	72,392	3,067,973
Comerica, Inc.	14,696	1,054,291
Huntington Bancshares, Inc.	232,274	3,595,602
Popular, Inc.	2,660	194,233
United Bankshares, Inc.	8,269	354,657
		8,266,756
Beverages — 0.1%
PepsiCo, Inc.	1,025	190,148
Biotechnology — 6.6%
AbbVie, Inc.	27,911	4,498,695
Amgen, Inc.	15,589	4,464,690
Biogen, Inc.(1)	625	190,731
Gilead Sciences, Inc.	52,551	4,615,554
Horizon Therapeutics PLC(1)	2,447	245,410
Moderna, Inc.(1)	1,073	188,751
Regeneron Pharmaceuticals, Inc.(1)	258	193,939
United Therapeutics Corp.(1)	711	199,002
		14,596,772
Building Products — 0.5%
Carlisle Cos., Inc.	742	195,227
Johnson Controls International PLC	2,834	188,291
Owens Corning	8,327	739,771
		1,123,289
Capital Markets — 1.8%
Bank of New York Mellon Corp.	4,171	191,449

Goldman Sachs Group, Inc.	491	189,600
Janus Henderson Group PLC	28,166	712,318
Morgan Stanley	6,028	561,026
State Street Corp.	2,713	216,145
T. Rowe Price Group, Inc.	16,995	2,122,845
		3,993,383
Chemicals — 3.7%
CF Industries Holdings, Inc.	1,921	207,833
Dow, Inc.	72,033	3,671,522
Huntsman Corp.	6,665	185,154
LyondellBasell Industries NV, Class A	34,154	2,903,431
Mosaic Co.	14,999	769,449
Olin Corp.	5,482	312,364
		8,049,753
Communications Equipment — 0.1%
F5, Inc.(1)	1,218	188,315
Consumer Finance — 0.1%
American Express Co.	1,233	194,308
Containers and Packaging — 0.3%
Packaging Corp. of America	4,253	577,940
Sealed Air Corp.	3,643	193,917
		771,857
Diversified Consumer Services — 0.2%
H&R Block, Inc.	8,273	361,613
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	600	191,160
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	99,388	1,916,201
Verizon Communications, Inc.	10,474	408,276
		2,324,477
Electric Utilities — 5.2%
Alliant Energy Corp.	8,108	456,481
American Electric Power Co., Inc.	11,995	1,161,116
Duke Energy Corp.	3,576	357,350
Exelon Corp.	8,838	365,628
FirstEnergy Corp.	8,918	367,778
NRG Energy, Inc.	48,720	2,068,164
OGE Energy Corp.	71,022	2,873,550
PG&E Corp.(1)	12,450	195,465
Pinnacle West Capital Corp.	36,901	2,890,086
Southern Co.	5,310	359,169
Xcel Energy, Inc.	5,092	357,560
		11,452,347
Electrical Equipment — 0.3%
Regal Rexnord Corp.	3,848	504,511
Sensata Technologies Holding PLC	4,213	190,007
		694,518
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	15,981	545,431
Flex Ltd.(1)	9,215	202,546
Jabil, Inc.	2,693	194,408
TE Connectivity Ltd.	1,491	188,045
		1,130,430
Equity Real Estate Investment Trusts (REITs) — 11.0%
Brixmor Property Group, Inc.	91,601	2,123,311

Crown Castle, Inc.	30,176	4,267,792
CubeSmart	8,657	358,313
Equity Residential	5,637	365,616
Essex Property Trust, Inc.	1,663	366,492
Extra Space Storage, Inc.	2,252	361,874
Federal Realty Investment Trust	16,266	1,807,152
Gaming and Leisure Properties, Inc.	68,820	3,620,620
Host Hotels & Resorts, Inc.	10,395	196,881
Iron Mountain, Inc.	39,584	2,150,599
Lamar Advertising Co., Class A	23,169	2,320,144
National Retail Properties, Inc.	77,086	3,573,707
Regency Centers Corp.	5,358	355,932
STORE Capital Corp.	66,358	2,116,820
Weyerhaeuser Co.	5,901	193,022
		24,178,275
Food and Staples Retailing — 3.4%
Kroger Co.	33,180	1,632,124
Walgreens Boots Alliance, Inc.	114,276	4,742,454
Walmart, Inc.	7,649	1,165,861
		7,540,439
Food Products — 5.8%
Archer-Daniels-Midland Co.	1,960	191,100
Campbell Soup Co.	58,260	3,126,814
Darling Ingredients, Inc.(1)	2,626	188,626
Flowers Foods, Inc.	11,908	357,835
General Mills, Inc.	40,730	3,474,269
J M Smucker Co.	2,887	444,627
Kellogg Co.	40,196	2,932,298
Kraft Heinz Co.	17,476	687,681
Tyson Foods, Inc., Class A	21,590	1,430,985
		12,834,235
Gas Utilities — 0.2%
UGI Corp.	9,049	349,744
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc.	3,370	190,506
Becton Dickinson and Co.	799	199,223
DENTSPLY SIRONA, Inc.	6,124	185,312
Medtronic PLC	2,401	189,775
		764,816
Health Care Providers and Services — 2.8%
AMN Healthcare Services, Inc.(1)	3,114	385,202
Cardinal Health, Inc.	2,419	193,931
Cigna Corp.	1,004	330,205
DaVita, Inc.(1)	5,249	387,009
Elevance Health, Inc.	2,603	1,387,191
HCA Healthcare, Inc.	6,397	1,536,687
Henry Schein, Inc.(1)	2,360	190,971
Humana, Inc.	394	216,660
Laboratory Corp. of America Holdings	808	194,486
Molina Healthcare, Inc.(1)	592	199,368
Quest Diagnostics, Inc.	1,278	194,039
UnitedHealth Group, Inc.	366	200,480
Universal Health Services, Inc., Class B	5,854	765,996
		6,182,225
Hotels, Restaurants and Leisure — 1.2%
Boyd Gaming Corp.	3,176	194,784

Darden Restaurants, Inc.	15,948	2,344,197
Expedia Group, Inc.(1)	1,881	200,966
		2,739,947
Household Durables — 1.8%
Leggett & Platt, Inc.	39,535	1,407,841
Lennar Corp., Class A	2,287	200,867
Mohawk Industries, Inc.(1)	3,717	376,644
PulteGroup, Inc.	4,245	190,091
Toll Brothers, Inc.	4,021	192,646
Whirlpool Corp.	10,780	1,579,594
		3,947,683
Household Products — 2.3%
Clorox Co.	2,363	351,260
Colgate-Palmolive Co.	4,580	354,858
Kimberly-Clark Corp.	28,735	3,897,328
Procter & Gamble Co.	2,411	359,625
		4,963,071
Industrial Conglomerates — 2.0%
3M Co.	34,516	4,347,980
Insurance — 3.9%
Everest Re Group Ltd.	940	317,664
Fidelity National Financial, Inc.	75,272	3,037,978
First American Financial Corp.	26,120	1,427,458
MetLife, Inc.	2,473	189,679
Principal Financial Group, Inc.	4,895	438,983
Reinsurance Group of America, Inc.	1,345	194,218
Unum Group	71,348	3,009,459
		8,615,439
Interactive Media and Services — 1.2%
Alphabet, Inc., Class C(1)	15,360	1,558,272
Meta Platforms, Inc., Class A(1)	10,142	1,197,770
		2,756,042
Internet and Direct Marketing Retail — 0.1%
eBay, Inc.	4,195	190,621
IT Services — 2.9%
Accenture PLC, Class A	644	193,799
Akamai Technologies, Inc.(1)	2,072	196,550
Amdocs Ltd.	2,197	195,225
Cognizant Technology Solutions Corp., Class A	25,285	1,572,980
Concentrix Corp.	4,483	548,630
DXC Technology Co.(1)	12,815	380,221
Euronet Worldwide, Inc.(1)	2,091	194,358
FleetCor Technologies, Inc.(1)	999	196,004
Genpact Ltd.	4,276	197,166
International Business Machines Corp.	12,755	1,899,219
PayPal Holdings, Inc.(1)	2,350	184,264
Visa, Inc., Class A	896	194,432
Western Union Co.	13,380	196,151
WEX, Inc.(1)	1,168	197,556
		6,346,555
Leisure Products — 0.1%
Brunswick Corp.	2,577	191,213
Life Sciences Tools and Services — 0.1%
IQVIA Holdings, Inc.(1)	871	189,895

Machinery — 0.4%
AGCO Corp.	1,453	192,842
Caterpillar, Inc.	801	189,364
Cummins, Inc.	756	189,877
Dover Corp.	1,329	188,652
Parker-Hannifin Corp.	619	185,044
		945,779
Media — 2.8%
Altice USA, Inc., Class A(1)	80,737	368,161
Charter Communications, Inc., Class A(1)	486	190,167
Comcast Corp., Class A	5,778	211,706
Fox Corp., Class A	6,105	198,107
Interpublic Group of Cos., Inc.	57,487	1,975,253
Omnicom Group, Inc.	39,428	3,144,777
		6,088,171
Metals and Mining — 0.4%
Alcoa Corp.	9,397	471,072
Nucor Corp.	1,304	195,535
Steel Dynamics, Inc.	1,968	204,534
		871,141
Multiline Retail — 0.3%
Macy's, Inc.	16,203	380,771
Target Corp.	1,161	193,968
		574,739
Multi-Utilities — 0.3%
Ameren Corp.	3,998	357,101
WEC Energy Group, Inc.	3,853	381,987
		739,088
Oil, Gas and Consumable Fuels — 8.8%
Antero Resources Corp.(1)	15,162	554,171
APA Corp.	4,056	190,024
Chesapeake Energy Corp.	1,834	189,819
Chevron Corp.	11,373	2,084,785
EOG Resources, Inc.	19,761	2,804,679
EQT Corp.	17,423	738,909
Exxon Mobil Corp.	36,483	4,062,017
HF Sinclair Corp.	8,391	523,095
Marathon Oil Corp.	6,190	189,600
Marathon Petroleum Corp.	1,511	184,055
Murphy Oil Corp.	3,999	188,753
Occidental Petroleum Corp.	2,668	185,399
Ovintiv, Inc.	13,751	766,756
PDC Energy, Inc.	7,568	562,454
Phillips 66	27,176	2,946,965
SM Energy Co.	8,675	373,979
Valero Energy Corp.	21,837	2,917,860
		19,463,320
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	5,983	381,715
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	2,713	217,800
Johnson & Johnson	21,597	3,844,266
Merck & Co., Inc.	41,726	4,594,867
Organon & Co.	7,647	198,975
Pfizer, Inc.	110,115	5,520,065

Viatris, Inc.	103,302	1,139,421
		15,515,394
Professional Services — 0.3%
ASGN, Inc.(1)	2,112	191,347
CACI International, Inc., Class A(1)	621	193,938
Leidos Holdings, Inc.	1,764	192,858
Robert Half International, Inc.	2,460	193,799
		771,942
Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(1)	2,471	196,692
Jones Lang LaSalle, Inc.(1)	1,167	196,254
Zillow Group, Inc., Class C(1)	10,695	406,196
		799,142
Road and Rail — 0.4%
CSX Corp.	5,916	193,394
Norfolk Southern Corp.	756	193,914
Union Pacific Corp.	893	194,165
XPO Logistics, Inc.(1)	10,092	389,753
		971,226
Semiconductors and Semiconductor Equipment — 2.7%
Analog Devices, Inc.	1,121	192,711
Applied Materials, Inc.	1,762	193,115
Broadcom, Inc.	356	196,167
Intel Corp.	51,158	1,538,321
Lam Research Corp.	411	194,148
Microchip Technology, Inc.	2,476	196,075
Micron Technology, Inc.	22,536	1,299,200
ON Semiconductor Corp.(1)	12,820	964,064
Qorvo, Inc.(1)	1,944	192,942
QUALCOMM, Inc.	1,516	191,759
Skyworks Solutions, Inc.	1,997	190,953
Synaptics, Inc.(1)	2,202	233,346
Teradyne, Inc.	2,018	188,582
Texas Instruments, Inc.	1,060	191,288
		5,962,671
Software — 0.5%
Adobe, Inc.(1)	565	194,885
Check Point Software Technologies Ltd.(1)	1,589	211,067
Microsoft Corp.	766	195,437
Oracle Corp. (New York)	2,298	190,803
Salesforce, Inc.(1)	1,246	199,672
Zoom Video Communications, Inc., Class A(1)	2,492	187,972
		1,179,836
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	1,260	190,247
AutoNation, Inc.(1)	4,776	591,794
Bath & Body Works, Inc.	4,945	210,163
Best Buy Co., Inc.	36,744	3,134,263
Dick's Sporting Goods, Inc.	3,189	381,341
Home Depot, Inc.	590	191,154
Lowe's Cos., Inc.	899	191,082
Murphy USA, Inc.	657	194,347
Williams-Sonoma, Inc.	4,601	537,857
		5,622,248
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	11,303	1,673,183

Hewlett Packard Enterprise Co.	39,869	669,002
HP, Inc.	94,045	2,825,112
NetApp, Inc.	2,541	171,797
Seagate Technology Holdings PLC	3,462	183,382
		5,522,476
Textiles, Apparel and Luxury Goods — 0.2%
Capri Holdings Ltd.(1)	3,551	203,650
Tapestry, Inc.	5,133	193,873
		397,523
Tobacco — 2.1%
Altria Group, Inc.	4,214	196,288
Philip Morris International, Inc.	45,032	4,488,340
		4,684,628
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	598	211,112
TOTAL COMMON STOCKS (Cost $202,277,859)		218,998,648
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $461,521)	461,521	461,521
TOTAL INVESTMENT SECURITIES—99.8% (Cost $202,739,380)		219,460,169
OTHER ASSETS AND LIABILITIES — 0.2%		501,978
TOTAL NET ASSETS — 100.0%		$219,962,147

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.